LEASES - Components of office lease expense (Details) - General and administrative	12 Months Ended
Dec. 31, 2022 USD ($)
LEASES
Operating lease cost	$ 60,578
Operating lease expense	60,578
Short-term lease rent expense	31,301
Total lease expense	$ 91,879